THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON AUGUST 14, 2007 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH CONFIDENTIAL TREATMENT EXPIRED ON OCTOBER 15, 2007.


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2007
                                               -------------

Check here if Amendment [X]; Amendment Number:   1
                                               -----
This Amendment (Check only one.):      [ ] is a restatement.
                                       [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Berkshire Hathaway Inc.
          -------------------------
Address:  1440 Kiewit Plaza
          Omaha, NE 68131
          -------------------------

Form 13F File Number:  28- 4545
                       --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Marc D. Hamburg
         ------------------------
Title:   Vice President
         ------------------------
Phone:   402-346-1400
         ------------------------

Signature, Place, and Date of Signing:

(s) Marc D. Hamburg         Omaha, NE             October 15, 2007
----------------------      ----------------      ----------------
[Signature]                 [City, State]         [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

    Form 13F File Number        Name
    28- 5194                    General Re - New England Asset Management, Inc.
    ------                      -----------------------------------------------

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                                  4
                                                               ----------

Form 13F Information Table Entry Total:                             2
                                                               ----------

Form 13F Information Table Value Total:                        $ 1,050,911
                                                               -----------
                                                               (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     NO.        FORM 13F FILE NUMBER            NAME
      1.        28-10388                        BH Columbia Inc.
      2.        28-554                          Buffett, Warren E.
      3.        28-1517                         Columbia Insurance Co.
      4.        28-717                          OBH Inc.

                             BERKSHIRE HATHAWAY INC.
                           Form 13F Information Table
                                 June 30, 2007

                                                                            Column 6
                                                                        Investment Discretion                     Column 8
                                          Column 4      Column 5    ---------------------------                Voting Authority
                Column 2    Column 3        Market      Shares or           (b)         (c)      Column 7   -----------------------
Column 1        Title of     CUSIP          Value       Principal   (a)    Shared -   Shared-     Other       (a)       (b)     (c)
Name of Issuer    Class      Number     (In Thousands)   Amount     Sole   Defined     Other     Managers     Sole     Shared   None
--------------- --------    --------    --------------  ---------   ----   --------   -------    ---------  ---------  ------   ----
Norfolk
 Southern Corp.    Com     655844 10 8      197,511     3,757,100             X                   1,2,3,4   3,757,100
Union
 Pacific Corp.     Com     907818 10 8      853,400     7,411,200             X                   1,2,3,4   7,411,200
                                         ----------
                                         $1,050,911
                                         ==========